Offerings - Offering: 1	Oct. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.01 per share
Amount Registered | shares	285,839
Proposed Maximum Offering Price per Unit	30.55
Maximum Aggregate Offering Price	$ 8,732,381.45
Fee Rate	0.0087%
Amount of Registration Fee	$ 759.72
Offering Note	Note to Amount Registered: This Registration Statement on Form S-8 (this “Registration Statement”) covers common shares, par value $0.01 per share (“Common Shares”), of Star Bulk Carriers Corp., a Republic of the Marshall Islands corporation (the “Registrant”), that may become issuable under the Star Bulk Carriers Corp. 2026 Equity Incentive Plan. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover additional Common Shares which may become issuable by reason of any stock split, stock dividend, recapitalization or other similar transaction effected without consideration which results in the increase in the number of the Registrant’s outstanding Common Shares.

Note to Proposed Maximum Offering Price Per Share: Estimated for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Shares reported on the Nasdaq Global Select Market on October 5, 2026.